Employee benefits - Summary of Plan Assets Allocation by Category for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Equity instruments		₨ 45,217.1	₨ 53,818.9
Debt instruments		428,631.2	439,081.2
Property funds		54,384.6	50,785.8
Cash and Cash equivalents		43,537.5	26,733.1
Other		195,406.7	197,611.3
Derivatives		21,379.1	42,684.3
Total	$ 10,404.0	788,556.2	810,714.6
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		30,503.1	30,582.3
Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		12,661.0	13,452.2
Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		1,808.7	1,078.2
Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		9,495.7	7,537.3
Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		4,069.6	4,846.8
Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		17,182.1	26,904.4
Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		186,769.3	172,631.5
Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		145,122.9	159,542.1
Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		96,739.0	106,907.6
Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		23,881.5	20,203.5
Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		50,268.5	49,939.4
Private market [Member]
Disclosure of defined benefit plans [line items]
Other		99,244.4	83,030.8
Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		45,893.8	64,641.1
Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		(3,459.9)	1,521.6
Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		24,839.0	36,326.0
Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives			4,836.7
Level 1 [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		294,541.9	298,800.0
Cash and Cash equivalents		7,496.5	7,436.5
Total		302,038.4	306,236.5
Level 1 [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		180,264.6	163,774.2
Level 1 [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		114,277.3	135,025.8
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		45,217.1	53,818.9
Debt instruments		134,089.3	140,281.2
Property funds		54,384.6	50,785.8
Cash and Cash equivalents		36,041.0	19,296.6
Other		195,406.7	197,611.3
Derivatives		21,379.1	42,684.3
Total		486,517.8	504,478.1
Level 2 and 3 of fair value hierarchy [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		30,503.1	30,582.3
Level 2 and 3 of fair value hierarchy [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		12,661.0	13,452.2
Level 2 and 3 of fair value hierarchy [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		1,808.7	1,078.2
Level 2 and 3 of fair value hierarchy [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		9,495.7	7,537.3
Level 2 and 3 of fair value hierarchy [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		4,069.6	4,846.8
Level 2 and 3 of fair value hierarchy [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		17,182.1	26,904.4
Level 2 and 3 of fair value hierarchy [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		6,504.7	8,857.3
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		30,845.6	24,516.3
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		96,739.0	106,907.6
Level 2 and 3 of fair value hierarchy [Member] | Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		23,881.5	20,203.5
Level 2 and 3 of fair value hierarchy [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		50,268.5	49,939.4
Level 2 and 3 of fair value hierarchy [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other		99,244.4	83,030.8
Level 2 and 3 of fair value hierarchy [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		45,893.8	64,641.1
Level 2 and 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		(3,459.9)	1,521.6
Level 2 and 3 of fair value hierarchy [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		₨ 24,839.0	36,326.0
Level 2 and 3 of fair value hierarchy [Member] | Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives			₨ 4,836.7